Investment Objectives and Goals - Innovator Index Autocallable Income Strategy ETF	Sep. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Index Autocallable Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with a high level of income and the potential to limit downside losses.